Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
[custom:DividendDeclaredAndOffsettingAgainstDueFromMajorShareholder]		$ 1,711,225	$ 2,564,103	$ 1,282,051
Advances from related party		1,058,733	632,648	354,232
Payment to a related party		(2,730,449)	(2,754,955)	(1,623,892)
Mr.Chi Ming Lam [Member]
Related Party Transaction [Line Items]
Due from related parties	[1],[2]		78,355	520,151
[custom:DividendDeclaredAndOffsettingAgainstDueFromMajorShareholder]	[3],[4]	1,711,225	2,564,103	1,282,051
Advances from related party	[4],[5]	1,058,733	632,648	354,232
Payment to a related party	[4],[5]	(2,730,449)	(2,754,955)	(1,623,892)
Advances from (Payment to) a related party		(1,671,716)	(2,122,307)	(1,269,660)
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			78,355	520,151
Mo Building Material Limite [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			$ 425,128	$ 335,431	[3]
Mr Lam [Member]
Related Party Transaction [Line Items]
Due from related parties

[1]	Mr. Chi Ming Lam is the Chief Executive Officer, director and Chairman of the Company.
[2]	The balance represented the advances to Mr. Lam. The amount was unsecured, interest-free and repayable on demand. The balance has been fully repaid as of the date of this report.
[3]	Mo Building Material Limited is a company in which Mr. Chi Ming Lam had beneficial interest before September 2, 2022.
[4]	Mr. Chi Ming Lam is the Chief Executive Officer, director and Chairman of the Company.
[5]	Represents the total advances from (payments to) Mr. Lam for the years ended March 31, 2024, 2023, and 2022 which were non-trade in nature, unsecured, interest-free and had no fixed term of repayment. As of March 31, 2024, the amount due from Mr. Lam to the Company was nil.